Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets	The following table summarizes the Company’s intangible assets, as of December 31, 2022 and 2023.
	As of December 31, 2022
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Estimated Useful Life Year
	RMB	RMB	RMB

Franchise agreement - Yunmao	19,900,000	(7,236,364)	12,663,636	11
Franchise agreement - Mengwei	2,200,000	(2,200,000)	-	1.5
Customer relationship - YJW	2,300,000	(191,667)	2,108,333	7
Customer relationship - KeKe	1,000,000	(83,333)	916,667	7
Customer relationship - Lishang	1,500,000	(200,000)	1,300,000	5
Customer relationship - Lin’s	339,470	(62,238)	277,232	5
Brand name - Lin’s	213,096	(39,072)	174,024	5

Total	27,452,566	(10,012,674)	17,439,892
	As of December 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Termination Amount	Net Carrying Amount	Estimated Useful Life Year
	RMB	RMB	RMB	RMB
Franchise agreement - Yunmao	19,900,000	(8,894,697)	(11,005,303)	-	11
Customer relationship - YJW	2,300,000	(520,239)	-	1,779,761	7
Customer relationship - KeKe	1,000,000	(226,190)	-	773,810	7
Customer relationship - Lishang	1,500,000	(500,000)	-	1,000,000	5
Customer relationship - Lin’s	339,470	(130,132)	-	209,338	5
Brand name - Lin’s	213,096	(81,691)	-	131,405	5
Customer relationship -Yuli	2,400,000	(300,000)	-	2,100,000	4
Brand name - Cook SF	3,612,900	(180,645)	-	3,432,255	10
Total	31,265,466	(10,833,594)	(11,005,303)	9,426,569

Schedule of Estimated Amortization Expense	As of December 31, 2023, the estimated amortization expense for the next five years is as follows:
For the Years Ending December 31,	RMB

2024	1,843,231
2025	1,843,231
2026	1,843,231
2027	1,241,922
2028	832,718
2029 and thereafter	1,822,236